Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilitiestext Block Abstract
Schedule of accounts payable and accrued liabilities
	December 31, 2021	December 31, 2020
	($)	($)
Accounts payable	$386,030	552,357
Due to related parties	302,883	551,815
Accrued liabilities	143,486	355,535
	$832,399	1,459,707